November 22, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreement and Plan of Reorganization with regard to the reorganization of the Cambiar Aggressive Value Fund (the “Target Fund”), a series of the Trust, into the Cambiar Aggressive Value ETF (the “Acquiring Fund”), a series of the Trust. Pursuant to the Agreement and Plan of Reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese
David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001